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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-08413

Evergreen Equity Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116

(Address of principal executive offices)    (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code:   (617) 210-3200

Date of fiscal year end:

Registrant is making a quarterly filing for two of its series, Evergreen Healthcare Fund and Evergreen Utility & Telecommunications Fund, for the quarter ended July 31, 2005. These two series have an October 31 fiscal year end.
Date of reporting period:	July 2005

Item 1 – Schedule of Investments

EVERGREEN HEALTH CARE FUND SCHEDULE OF INVESTMENTS
July 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS 97.8%
CONSUMER STAPLES 1.9%
Beverages 0.9%
Kirin Brewery Co., Ltd. þ	250,000	$2,333,597

Food & Staples Retailing 1.0%
CVS Corp.	50,000	1,551,500
Rite Aid Corp. *	250,000	1,122,500

		2,674,000

HEALTH CARE 94.2%
Biotechnology 30.1%
Abgenix, Inc. *	150,000	1,555,500
Amgen, Inc. *	130,000	10,367,500
Angiotech Pharmaceuticals, Inc. *	80,000	1,078,400
Applera Corp. - Applied Biosystems Group	60,000	1,249,200
Applera Corp. - Celera Genomics *	50,000	617,000
Arena Pharmaceuticals, Inc. * þ	50,000	433,500
BioCryst Pharmaceuticals, Inc. *	150,000	1,042,500
Biogen Idec, Inc. *	60,000	2,357,400
Cambridge Antibody Technology Group plc, ADR * þ	32,341	398,764
Cubist Pharmaceuticals, Inc. *	122,510	2,093,696
Cytokinetics Inc. *	50,000	446,000
DOV Pharmaceutical, Inc. *	180,000	3,807,000
DUSA Pharmaceuticals, Inc. * þ	85,000	796,450
Dyax Corp. *	51,363	313,828
EntreMed, Inc. * þ	65,000	206,050
Genentech, Inc. *	140,000	12,506,200
Genzyme Corp. *	50,000	3,720,500
Human Genome Sciences, Inc. *	100,000	1,465,000
ICOS Corp. *	80,000	2,016,800
ImClone Systems, Inc. *	80,000	2,776,000
Incyte Corp. * þ	160,000	1,275,200
InterMune, Inc. * þ	100,000	1,513,000
Ligand Pharmaceuticals, Inc., Class B *	85,000	663,000
Martek Biosciences Corp. *	30,000	1,307,700
Maxygen, Inc.	50,000	447,500
Medarex, Inc. *	100,000	975,000
MedImmune, Inc. *	110,000	3,125,100
Millennium Pharmaceuticals, Inc. *	150,000	1,549,500
Neose Technologies, Inc. *	100,000	318,000
Neurocrine Biosciences, Inc. *	41,039	2,034,714
NPS Pharmaceuticals, Inc.	60,000	652,200
Nuvelo, Inc.	100,000	915,000
Oscient Pharmaceuticals Corp. * þ	1,266,310	3,381,048
Pharmion Corp. *	90,000	2,217,600
Praecis Pharmaceuticals, Inc. *	400,000	264,000
Protein Design Labs, Inc. *	70,000	1,595,300
QLT, Inc. *	300,000	2,559,000
Regeneron Pharmaceuticals, Inc. *	140,000	1,349,600
Tanox, Inc. *	120,000	1,678,800
Trimeris, Inc. *	200,000	2,712,000
Vertex Pharmaceuticals, Inc.	81,405	1,298,410

		81,078,960

Health Care Equipment & Supplies 14.4%
Adeza Biomedical Corp. *	18,150	298,930
Bio-Rad Laboratories, Inc., Class A	34,592	2,076,558
Biomet, Inc.	60,000	2,287,800
Boston Scientific Corp. *	75,000	2,171,250
[1]

EVERGREEN HEALTH CARE FUND SCHEDULE OF INVESTMENTS continued
July 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Equipment & Supplies continued
Carl Zeiss AG *	45,202	$909,266
Conceptus, Inc. * þ	30,000	239,700
Diagnostic Products Corp.	20,000	1,129,200
EPIX Pharmaceuticals, Inc. *	21,090	186,225
Fresenius AG	30,000	3,585,080
Hospira, Inc. *	60,000	2,295,000
Kinetic Concepts, Inc. *	30,000	1,799,100
Kyphon, Inc. *	40,000	1,625,600
Medtronic, Inc.	70,000	3,775,800
Merit Medical Systems, Inc. *	70,000	1,206,100
Smith & Nephew plc	250,000	2,372,740
St. Jude Medical, Inc. *	70,000	3,318,700
Stryker Corp.	50,000	2,704,500
Synovis Life Technologies, Inc. *	130,000	1,157,000
TriPath Imaging, Inc. *	40,000	351,600
VIASYS Healthcare, Inc. *	83,417	2,072,078
Wright Medical Group, Inc. *	70,000	1,810,200
Zimmer Holdings, Inc. *	17,391	1,432,323

		38,804,750

Health Care Providers & Services 12.6%
CIGNA Corp.	40,000	4,270,000
HCA, Inc.	80,000	3,940,000
Health Net, Inc., Class A *	200,000	7,760,000
IDX Systems Corp. *	90,231	2,887,392
Manor Care, Inc.	60,000	2,277,600
Priority Healthcare Corp., Class B *	70,000	1,924,300
Renal Care Group, Inc. *	40,000	1,878,000
Triad Hospitals, Inc. *	40,000	1,986,800
WellPoint, Inc. *	100,000	7,074,000

		33,998,092

Pharmaceuticals 37.1%
Abbott Laboratories	90,000	4,196,700
Alpharma, Inc., Class A	60,083	843,565
Astellas Pharma, Inc.	75,500	2,454,566
AstraZeneca plc	120,000	5,433,027
Bristol-Myers Squibb Co.	350,000	8,743,000
Chugai Pharmaceutical Co., Ltd.	160,000	2,710,444
Daiichi Pharmaceutical Co., Ltd.	121,500	2,773,151
Eli Lilly & Co.	62,500	3,520,000
GlaxoSmithKline plc, ADR	150,000	7,116,000
Johnson & Johnson	100,000	6,396,000
Kissei Pharmaceutical Co., Ltd. þ	50,000	945,035
Merck & Co., Inc.	120,000	3,727,200
Merck KGaA	56,913	5,070,338
Nastech Pharmaceutical Co., Inc. * þ	142,500	2,037,750
Novartis AG, ADR	70,000	3,409,700
Novo Nordisk AS	65,050	3,368,019
Pfizer, Inc.	400,000	10,600,000
Roche Holding AG	70,000	9,504,752
Schering AG	65,000	4,084,507
Schering-Plough Corp.	375,000	7,807,500
Valeant Pharmaceuticals International	80,000	1,578,400
Wyeth	80,000	3,660,000

		99,979,654

[2]

EVERGREEN HEALTH CARE FUND SCHEDULE OF INVESTMENTS continued
July 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
MATERIALS 1.7%
Chemicals 1.7%
Sigma-Aldrich Corp.	70,000	$4,491,200

Total Common Stocks (cost $225,462,167)		263,360,253

	Principal Amount	Value

CONVERTIBLE DEBENTURES 0.8%
HEALTH CARE 0.8%
Biotechnology 0.8%
Oscient Pharmaceuticals Corp., 3.50%, 04/15/2011 (cost $3,000,000)	$3,000,000	2,287,500

	Shares	Value

PREFERRED STOCKS 0.5%
HEALTH CARE 0.5%
Health Care Providers & Services 0.5%
Fresenius Medical Care AG (cost $1,074,979)	18,571	1,320,268

SHORT-TERM INVESTMENTS 5.4%
MUTUAL FUND SHARES 5.4%
Evergreen Institutional U.S. Government Money Market Fund ø	6,721,997	6,721,997
Evergreen Prime Cash Management Money Market Fund ø þþ	7,777,703	7,777,703

Total Short-Term Investments (cost $14,499,700)		14,499,700

Total Investments (cost $244,036,846) 104.5%		281,467,721
Other Assets and Liabilities (4.5%)		(12,110,806)

Net Assets 100.0%		$269,356,915

þ	All or a portion of this security is on loan.
*	Non-income producing security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
þþ	Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
ADR	American Depository Receipt

On July 31, 2005, the aggregate cost of securities for federal income tax purposes was $248,380,394. The gross unrealized appreciation and depreciation on securities based on tax cost was $49,028,648 and $15,941,321, respectively, with a net unrealized appreciation of $33,087,327.

[3]

EVERGREEN UTILITY AND TELECOMMUNICATIONS FUND SCHEDULE OF INVESTMENTS
July 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS 77.9%
ENERGY 9.9%
Oil, Gas & Consumable Fuels 9.9%
Crosstex Energy, Inc. þ	100,000	$5,940,000
Gaz de France	150,000	4,928,224
Inergy Holdings LP þ	24,000	717,840
Kinder Morgan, Inc. þ	70,000	6,220,200
Southwestern Energy Co.	250,000	13,777,500
Whiting Petroleum Corp. þ	115,000	4,594,250

		36,178,014

FINANCIALS 1.8%
Real Estate 1.8%
Global Signal, Inc. REIT þ	157,400	6,752,460

INFORMATION TECHNOLOGY 0.2%
Computers & Peripherals 0.2%
Inmarsat plc	100,000	572,082

TELECOMMUNICATION SERVICES 17.4%
Diversified Telecommunication Services 11.1%
BellSouth Corp.	310,000	8,556,000
Chunghwa Telecom Co., Ltd.	50,000	1,075,500
eircom Group plc	4,000,000	8,200,943
NeuStar, Inc.	25,925	725,900
SBC Communications, Inc.	150,000	3,667,500
Shenandoah Telecommunications Co. þ	197,149	10,218,233
Sprint Corp.	300,000	8,070,000

		40,514,076

Wireless Telecommunication Services 6.3%
Alamosa Holdings, Inc.	300,000	4,818,000
Centennial Communications Corp., Class A	430,000	6,041,500
Leap Wireless International, Inc. þ	200,000	6,210,000
Western Wireless Corp., Class A þ	137,500	6,142,125

		23,211,625

UTILITIES 48.6%
Electric Utilities 17.9%
Allete, Inc.	100,000	4,832,000
DPL, Inc.	350,000	9,660,000
DTE Energy Co.	25,000	1,175,000
E.ON AG þ	150,000	4,620,000
Entergy Corp.	110,000	8,573,400
Exelon Corp.	230,000	12,309,600
FirstEnergy Corp.	200,000	9,956,000
FPL Group, Inc.	80,000	3,449,600
ITC Holdings Corp.	125,000	3,500,000
PG&E Corp.	200,000	7,526,000

		65,601,600

Gas Utilities 6.8%
Energen Corp.	220,000	7,722,000
Equitable Resources, Inc.	65,000	4,618,250
UGI Corp.	420,000	12,322,800

		24,663,050

[1]

EVERGREEN UTILITY AND TELECOMMUNICATIONS FUND SCHEDULE OF INVESTMENTS continued
July 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
UTILITIES continued
Independent Power Producers & Energy Traders 6.8%
Constellation Energy Group, Inc.	150,000	$9,031,500
Ormat Technologies, Inc. þ	150,000	2,836,500
TXU Corp.	150,000	12,996,000

		24,864,000

Multi-Utilities 12.9%
Aquila, Inc.	42,866	159,462
MDU Resources Group, Inc. *	230,000	7,061,000
National Grid Transco plc	1,250,000	11,491,501
National Grid Transco plc, ADR þ	215,000	10,094,250
SCANA Corp.	80,000	3,362,400
Sempra Energy	163,800	6,961,500
Wisconsin Energy Corp.	200,000	8,030,000

		47,160,113

Water Utilities 4.2%
Aqua America, Inc. þ	210,000	6,734,700
AWG plc	500,000	8,519,317

		15,254,017

Total Common Stocks (cost $186,012,576)		284,771,037

CONVERTIBLE PREFERRED STOCKS 8.5%
ENERGY 3.8%
Oil, Gas & Consumable Fuels 3.8%
El Paso Corp., 4.99%, 12/31/2049 144A	12,500	13,804,688

UTILITIES 4.7%
Electric Utilities 2.9%
FPL Group, Inc., 8.00%, 02/16/2006 þ	50,000	3,266,500
PNM Resources, Inc., 6.75%, 05/16/2008	142,000	7,517,480

		10,783,980

Independent Power Producers & Energy Traders 0.6%
Mirant Trust, Ser. A, 6.25%, 10/01/2030 þ	55,000	2,048,750

Multi-Utilities 1.2%
CMS Energy, Ser. B, 4.50%, 12/31/2049	50,000	4,281,250

Total Convertible Preferred Stocks (cost $26,397,871)		30,918,668

PREFERRED STOCKS 1.2%
UTILITIES 1.2%
Multi-Utilities 1.2%
Aquila, Inc. þ (cost $2,532,723)	178,400	4,465,352

	Principal Amount	Value

CONVERTIBLE DEBENTURES 10.6%
ENERGY 2.4%
Oil, Gas & Consumable Fuels 2.4%
McMoran Exploration Co.:
5.25%, 10/06/2011 144A	$5,000,000	6,218,750
6.00%, 07/02/2008	1,900,000	2,605,375

		8,824,125

TELECOMMUNICATION SERVICES 3.0%
Wireless Telecommunication Services 3.0%
Western Wireless Corp., 4.625%, 06/15/2023	3,700,000	10,697,625

[2]

EVERGREEN UTILITY AND TELECOMMUNICATIONS FUND SCHEDULE OF INVESTMENTS continued
July 31, 2005 (unaudited)
	Principal Amount	Value

CONVERTIBLE DEBENTURES continued
UTILITIES 5.2%
Electric Utilities 2.0%
Centerpoint Energy, Inc., 3.75%, 05/15/2023	$2,600,000	$3,250,000
Xcel Energy, Inc., 7.50%, 11/21/2007	2,500,000	4,000,000

		7,250,000

Independent Power Producers & Energy Traders 2.5%
Calpine Corp., 7.75%, 06/01/2015 þ	5,000,000	5,037,500
Mirant Corp., 5.75%, 07/15/2007	4,500,000	4,072,500

		9,110,000

Multi-Utilities 0.7%
Dominion Resources, Inc., Ser. C, 2.125%, 12/15/2023	2,500,000	2,662,500

Total Convertible Debentures (cost $28,523,888)		38,544,250

	Shares	Value

SHORT-TERM INVESTMENTS 15.5%
MUTUAL FUND SHARES 15.5%
Evergreen Institutional Money Market Fund ø	3,789,593	3,789,593
Navigator Prime Portfolio þþ	52,712,023	52,712,023

Total Short-Term Investments (cost $56,501,616)		56,501,616

Total Investments (cost $299,968,674) 113.7%		415,200,923
Other Assets and Liabilities (13.7%)		(49,910,764)

Net Assets 100.0%		$365,290,159

*	Non-income producing security
þ	All or a portion of this security is on loan.
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
þþ	Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
ADR	American Depository Receipt
REIT	Real Estate Investment Trust

On July 31, 2005, the aggregate cost of securities for federal income tax purposes was $301,519,891. The gross unrealized appreciation and depreciation on securities based on tax cost was $114,155,814 and $474,782, respectively, with a net unrealized appreciation of $113,681,032.

[3]

Item 2 – Controls and Procedures

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)	Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Equity Trust

By: /s/ Dennis H. Ferro —————————————— Dennis H. Ferro, Principal Executive Officer Date: September 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Dennis H. Ferro —————————————— Dennis H. Ferro, Principal Executive Officer Date: September 21, 2005

By: /s/ Carol A. Kosel —————————————— Carol A. Kosel Principal Financial Officer Date: September 21, 2005